Segment Information (Tables)	6 Months Ended
Sep. 30, 2017
Financial Information of Segments

Financial information of the segments for the six months ended September 30, 2016 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥51,995	¥134,820	¥104,084	¥539,042	¥151,095	¥240,643	¥ 1,221,679
Segment profits	19,874	19,655	35,447	52,041	35,507	51,510	214,034

Financial information of the segments for the six months ended September 30, 2017 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥53,983	¥137,048	¥95,755	¥774,421	¥219,505	¥238,641	¥ 1,519,353
Segment profits	22,049	20,438	43,991	38,927	42,950	81,397	249,752

Financial information of the segments for the three months ended September 30, 2016 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥27,005	¥67,621	¥46,746	¥281,040	¥97,089	¥114,822	¥ 634,323
Segment profits	11,380	9,763	11,844	21,086	22,975	21,644	98,692

Financial information of the segments for the three months ended September 30, 2017 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥28,566	¥68,760	¥49,235	¥351,894	¥106,908	¥122,815	¥ 728,178
Segment profits	11,824	10,544	11,158	22,270	20,936	38,527	115,259
Segment assets information as of March 31, 2017 and September 30, 2017 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
March 31, 2017	¥1,032,152	¥752,513	¥657,701	¥768,675	¥3,291,631	¥2,454,200	¥8,956,872
September 30, 2017	1,001,476	782,512	628,885	863,640	3,209,131	2,630,516	9,116,160

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts

The reconciliation of segment totals to consolidated financial statement amounts is as follows:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Segment revenues:
Total revenues for segments	¥1,221,679	¥1,519,353
Revenues related to corporate assets	6,967	6,949
Revenues related to assets of certain VIEs	2,231	1,838
Revenues from inter-segment transactions	(9,752)	(10,344)

Total consolidated revenues	¥1,221,125	¥1,517,796

Segment profits:
Total profits for segments	¥214,034	¥249,752
Corporate gains (losses)	307	(569)
Gains (losses) related to assets or liabilities of certain VIEs	105	(2)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	4,789	3,431

Total consolidated income before income taxes	¥219,235	¥252,612

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Segment revenues:
Total revenues for segments	¥634,323	¥728,178
Revenues related to corporate assets	2,666	2,850
Revenues related to assets of certain VIEs	1,161	505
Revenues from inter-segment transactions	(4,970)	(6,034)

Total consolidated revenues	¥633,180	¥725,499

Segment profits:
Total profits for segments	¥98,692	¥115,259
Corporate gains (losses)	(192)	(529)
Gains related to assets or liabilities of certain VIEs	155	69
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	2,146	2,202

Total consolidated income before income taxes	¥100,801	¥117,001

	Millions of yen
	March 31, 2017	September 30, 2017
Segment assets:
Total assets for segments	¥8,956,872	¥9,116,160
Cash and cash equivalents, restricted cash	1,133,212	1,274,203
Allowance for doubtful receivables on direct financing leases and probable loan losses	(59,227)	(57,976)
Trade notes, accounts and other receivable	283,427	276,278
Other corporate assets	672,562	702,238
Assets of certain VIEs	245,049	115,133

Total consolidated assets	¥11,231,895	¥11,426,036

Geographical Revenues and Income before Income Taxes

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

For the six months ended September 30, 2016

	Millions of yen
	Six Months Ended September 30, 2016
	Japan	The Americas *1	Other *2*3	Total
Total Revenues	¥967,471	¥87,298	¥166,356	¥1,221,125
Income before Income Taxes	166,471	16,032	36,732	219,235

For the six months ended September 30, 2017

	Millions of yen
	Six Months Ended September 30, 2017
	Japan	The Americas *1	Other *2*3	Total
Total Revenues	¥1,270,724	¥57,546	¥189,526	¥1,517,796
Income before Income Taxes	168,992	26,893	56,727	252,612

For the three months ended September 30, 2016

	Millions of yen
	Japan	The Americas *1	Other *2*3	Total
Total Revenues	¥511,782	¥41,917	¥79,481	¥633,180
Income before Income Taxes *1	78,786	6,369	15,646	100,801

For the three months ended September 30, 2017

	Millions of yen
	Japan	The Americas *1	Other *2*3	Total
Total Revenues	¥600,013	¥27,688	¥97,798	¥725,499
Income before Income Taxes *1	76,594	14,473	25,934	117,001

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East
*3

Robeco, one of the Company’s subsidiaries domiciled in the Netherlands, conducts principally an asset management business. Due to the integrated nature of such business with its customer base spread across the world, “Other” locations include the total revenues and the income before income taxes of Robeco for the six and three months ended September 30, 2016 and 2017, respectively. The revenues of Robeco aggregated on a legal entity basis were ¥47,184 million in the Americas and ¥36,867 million in Other for the six months ended September 30, 2016, and ¥50,433 million in the Americas and ¥40,320 million in Other for the six months ended September 30, 2017, and ¥22,787 million in the Americas and ¥17,095 million in Other for the three months ended September 30, 2016, and ¥25,263 million in the Americas and ¥21,111 million in Other for the three months ended September 30, 2017.